Risk Management - Schedule of Components of Equity, Loans and Borrowings, and Other Current Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Risk Management
Equity	$ 39,015	$ 39,431	$ 66,944	$ 52,728
Current liabilities	629	608	556
TOTAL LIABILITIES AND EQUITY	39,644	40,039	67,500
Cash	(308)	(1,098)	(339)	$ (398)
Short-term investments			(2,500)
Equity and liabilities, net of cash, and short term investments	$ 39,336	$ 38,941	$ 64,661